Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of Cash and Cash Equivalents

All figures in £ millions	2023	2022
Cash at bank and in hand	312	269

Short-term bank deposits	–	289
Cash and cash equivalents	312	558

All figures in £ millions	2023	2022
Cash and cash equivalents	312	558

Bank overdrafts	(3)	(15)

Cash and cash equivalents in the cash flow statement	309	543